UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SIVIK GLOBAL HEALTHCARE, LLC

Address:  430 Park Avenue, 14th Floor
          New York, N.Y. 10022

13F File Number: 28-10170


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Cassidy
Title:    Chief Financial Officer
Phone:    212-702-2038


Signature, Place and Date of Signing:


 /s/ Peter Cassidy                 New York, New York          November 13, 2007
---------------------            ----------------------        -----------------
     [Signature]                      [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     80


Form 13F Information Table Value Total:    $517,361
                                           (thousands)


List of Other Included Managers: NONE


                                                     FORM 13F INFORMATION TABLE

                               TITLE OF                      VALUE     SHRS OR  SH/ PUT/   INVSMT  OTHR      VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP       (X$1000)   PRN AMT  PRN CALL   DSCRTN  MGRS   SOLE       SHARED    NONE

ABBOTT LABS                    COM              002824100   19035       355000  SH         SOLE           355000       0        0
ABIOMED INC                    COM              003654100    2794       224743  SH         SOLE           224743       0        0
ACADIA PHARM                   COM              004225108     151        10000  SH         SOLE            10000       0        0
AETNA INC NEW                  COM              00817Y108    7001       129000  SH         SOLE           129000       0        0
ALEXION PHARMACEUTICALS INC    COM              015351109     293         4500  SH         SOLE             4500       0        0
ALIGN TECHNOLOGY INC COM STK   COM              016255101    3800       150000  SH         SOLE           150000       0        0
ALLSCRIPTS HEALTHCARE SOLUTI   COM              01988P108    6758       250000  SH         SOLE           250000       0        0
AMERICAN ORIENTAL BIOENGR IN   COM              028731107    5296       475000  SH         SOLE           475000       0        0
AMERIGROUP CORP                COM              03073T102    5448       158000  SH         SOLE           158000       0        0
AMGEN INC                      COM              031162100    9164       162000  SH         SOLE           162000       0        0
AMICUS THERAPEUTICS INC        COM              03152W109    2874       172000  SH         SOLE           172000       0        0
APPLERA CORP                   COM AP BIO GRP   038020103    6928       200000  SH         SOLE           200000       0        0
ARQULE INC                     COM              04269E107    4078       572000  SH         SOLE           572000       0        0
ATHEROGENICS INC               COM              047439104      25        15000  SH         SOLE            15000       0        0
AUXILIUM PHARMACEUTICALS INC   COM              05334D107     211        10000  SH         SOLE            10000       0        0
BECKMAN COULTER INC            COM              075811109    7376       100000  SH         SOLE           100000       0        0
BOSTON SCIENTIFIC CORP         COM              101137107    5580       400000  SH         SOLE           400000       0        0
BOSTON SCIENTIFIC CORP         COM              101137107    4185       300000  SH  CALL   SOLE           300000       0        0
CADENCE PHARMACEUTICALS INC    COM              12738T100     210        15000  SH         SOLE            15000       0        0
CARDIOME PHARMA CORP           COM NEW          14159U202    6466       685000  SH         SOLE           685000       0        0
CELGENE CORP                   COM              151020104    7595       106500  SH         SOLE           106500       0        0
CHARLES RIV LABS INTL INC      COM              159864107   15722       280000  SH         SOLE           280000       0        0
CHINA MED TECHNOLOGIES INC     SPONSORED ADR    169483104    3209        75000  SH         SOLE            75000       0        0
COOPER COS INC                 COM NEW          216648402    5242       100000  SH  CALL   SOLE           100000       0        0
COVIDIEN LTD                   COM              G2552X108   16891       407000  SH         SOLE           407000       0        0
CVS CAREMARK CORPORATION       COM              126650100    7926       200000  SH         SOLE           200000       0        0
DAVITA INC                     COM              23918K108    6318       100000  SH         SOLE           100000       0        0
DR REDDYS LABS LTD             ADR              256135203    1906       116500  SH         SOLE           116500       0        0
DYAX CORP                      COM              26746E103    2520       700000  SH         SOLE           700000       0        0
EXELIXIS INC                   COM              30161Q104    4077       385000  SH         SOLE           385000       0        0
GENENTECH INC                  COM NEW          368710406   10455       134000  SH         SOLE           134000       0        0
GENENTECH INC                  COM NEW          '368710406   5852        75000  SH  CALL   SOLE            75000       0        0
GENZYME CORP                   COM              372917104    9852       159000  SH         SOLE           159000       0        0
GILEAD SCIENCES INC            COM              375558103   17247       422000  SH         SOLE           422000       0        0
HOSPIRA INC                    COM              441060100   13761       332000  SH         SOLE           332000       0        0
HUMANA INC                     COM              444859102    5241        75000  SH         SOLE            75000       0        0
INCYTE CORP                    COM              45337C102     129        18000  SH         SOLE            18000       0        0
INVITROGEN CORP                COM              46185R100    8418       103000  SH         SOLE           103000       0        0
JOHNSON & JOHNSON              COM              478160104     263         4000  SH         SOLE             4000       0        0
MCKESSON CORP                  COM              58155Q103    8819       150000  SH         SOLE           150000       0        0
MEDTRONIC INC                  COM              585055106   10154       180000  SH         SOLE           180000       0        0
MERCK & CO INC                 COM              589331107     310         6000  SH         SOLE             6000       0        0
MGI PHARMA INC                 COM              552880106    7514       270500  SH         SOLE           270500       0        0
MILLIPORE CORP                 COM              601073109   11673       154000  SH         SOLE           154000       0        0
MOLINA HEALTHCARE INC          COM              60855R100    7472       206000  SH         SOLE           206000       0        0
MYLAN LABS INC                 COM              628530107    9576       600000  SH         SOLE           600000       0        0
MYRIAD GENETICS INC            COM              62855J104   14028       269000  SH         SOLE           269000       0        0
NITROMED INC                   COM              654798503    1302       739600  SH         SOLE           739600       0        0
NORTHSTAR NEUROSCIENCE INC     COM              66704V101    1116       100000  SH         SOLE           100000       0        0
NPS PHARMACEUTICALS INC        COM              62936P103    4416       768000  SH         SOLE           768000       0        0
NPS PHARMACEUTICALS INC        COM              '62936P103    115        20000  SH  CALL   SOLE            20000       0        0
NPS PHARMACEUTICALS INC        COM              '62936P103     58        10000  SH  CALL   SOLE            10000       0        0
OMNICARE INC                   COM              681904108    8283       250000  SH         SOLE           250000       0        0
ORTHOFIX INTL N V              COM              N6748L102    4897       100000  SH         SOLE           100000       0        0
OSI PHARMACEUTICALS INC        COM              671040103    6798       200000  SH         SOLE           200000       0        0
PALL CORP                      COM              696429307   12934       332500  SH         SOLE           332500       0        0
PANACOS PHARMACEUTICALS INC    COM              69811Q106      80        50000  SH         SOLE            50000       0        0
PAREXEL INTL CORP              COM              699462107    8254       200000  SH         SOLE           200000       0        0
PDL BIOPHARMA INC              COM              69329Y104    2377       110000  SH  CALL   SOLE           110000       0        0
PERKINELMER INC                COM              714046109    5345       183000  SH         SOLE           183000       0        0
PHARMACEUTICAL PROD DEV INC    COM              717124101    5564       157000  SH         SOLE           157000       0        0
PHARMERICA CORP                COM              71714F104    3730       250000  SH         SOLE           250000       0        0
PHARMION CORP                  COM              71715B409     277         6000  SH         SOLE             6000       0        0
PROGENICS PHARMACEUTICALS IN   COM              743187106     354        16000  SH         SOLE            16000       0        0
QUEST DIAGNOSTICS INC          COM              74834L100   16233       281000  SH         SOLE           281000       0        0
SPDR TR                        UNIT SER 1       78462F103   46537       305000  SH  PUT    SOLE           305000       0        0
SCHERING PLOUGH CORP           COM              806605101     316        10000  SH         SOLE            10000       0        0
SHIRE PLC                      SPONSORED ADR    82481R106    8508       115000  SH         SOLE           115000       0        0
SIRONA DENTAL SYSTEMS INC      COM              82966C103    6492       182000  SH         SOLE           182000       0        0
ST JUDE MED INC                COM              790849103    5509       125000  SH         SOLE           125000       0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209   11384       256000  SH         SOLE           256000       0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102   11833       205000  SH         SOLE           205000       0        0
THIRD WAVE TECHNOLOGIES INC    COM              88428W108   10319      1195700  SH         SOLE          1195700       0        0
TONGJITANG CHINESE MED CO      SPON ADR         89025E103    4337       415000  SH         SOLE           415000       0        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102    7319       110000  SH  CALL   SOLE           110000       0        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102    7319       110000  SH  PUT    SOLE           110000       0        0
VERTEX PHARMACEUTICALS INC     COM              92532F100     230         6000  SH         SOLE             6000       0        0
VIROPHARMA INC                 COM              928241108      89        10000  SH         SOLE            10000       0        0
VOLCANO CORPORATION            COM              928645100    4932       300000  SH         SOLE           300000       0        0
ZYMOGENETICS INC               COM              98985T109     261        20000  SH         SOLE            20000       0        0




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